Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Expenses [Abstract]
Finance costs	€ 2	€ 3
Other expenses	47	9
Total expenses	49	12
Related Party Income [Abstract]
Finance income	39	30
Other income	451	328
Total income	490	358
Related Party Other Transactions [Abstract]
Financing agreements: loans and capital contributions (lender)	671	236
Repayment or termination of loans and leases (lessor)	510	197
Financing agreements: loans and capital contributions (borrower)	547	270
Repayment or termination of loans and leases (lessee)	461	287
Guarantees provided	31	101
Commitments acquired	352	25
Commitments/guarantees cancelled	280	18
Dividends and other distributed profit	22	14
Other transactions	229	46
Insurance contracts	223	423	€ 239
Directors and executives
Related Party Other Transactions [Abstract]
Financing agreements: loans and capital contributions (lender)	1
Repayment or termination of loans and leases (lessor)		4
Financing agreements: loans and capital contributions (borrower)	6	3
Repayment or termination of loans and leases (lessee)	4	6
Commitments/guarantees cancelled		1
Dividends and other distributed profit	4	1
Group companies or entities
Related Party Expenses [Abstract]
Finance costs	1	3
Other expenses	47	9
Total expenses	48	12
Related Party Income [Abstract]
Finance income	33	26
Other income	437	325
Total income	470	351
Related Party Other Transactions [Abstract]
Financing agreements: loans and capital contributions (lender)	614	223
Repayment or termination of loans and leases (lessor)	290	169
Financing agreements: loans and capital contributions (borrower)	195	221
Repayment or termination of loans and leases (lessee)	446	263
Commitments acquired	352
Commitments/guarantees cancelled	278	14
Other transactions	9	41
Other related parties
Related Party Expenses [Abstract]
Finance costs	1
Total expenses	1
Related Party Income [Abstract]
Finance income	6	4
Other income	14	3
Total income	20	7
Related Party Other Transactions [Abstract]
Financing agreements: loans and capital contributions (lender)	56	13
Repayment or termination of loans and leases (lessor)	220	24
Financing agreements: loans and capital contributions (borrower)	346	46
Repayment or termination of loans and leases (lessee)	11	18
Guarantees provided	31	101
Commitments acquired		25
Commitments/guarantees cancelled	2	3
Dividends and other distributed profit	18	13
Other transactions	€ 220	€ 5